Intangible assets (Tables)	12 Months Ended
Dec. 31, 2020
Intangible assets
Summary of amortization periods of intangible assets
• License, rights and patents: Based on lifetime of patent etc.
• Intellectual property:	10 years
• Physician relationsship:	8 years

Summary of intangible assets

	Licenses	Intellectual	Physician
DKK thousand	rights and patents	property	relationship
Cost at January 1, 2020	2,480	0	0
Additions due to business combinations, cf. note 29	0	13,692	68,459
Additions	0	0	0
Currency translation	50	0	(7,883)
Cost at December 31, 2020	2,530	13,692	60,576
Amortization at January 1, 2020	0	0	0
Amortization for the year	0	957	5,901
Impairment, cf. note 12	0	12,735	0
Currency translation	0	0	(280)
Amortization at December 31, 2020	0	13,692	5,621
Carrying amount at December 31, 2020	2,530	0	54,955
Amortization and impairment for the financial year has been charged as:
Research and development expenses	0	0	0
Administrative expenses	0	0	0
Sale and marketing expenses	0	13,692	5,901
Total	0	13,692	5,901
Cost at January 1, 2019	0	0	0
Additions	2,480	0	0
Cost at December 31, 2019	2,480	0	0
Amortization at January 1, 2019	0	0	0
Amortization at December 31, 2019	0	0	0
Carrying amount at December 31, 2019	2,480	0	0
Amortization for the financial year has been charged as:
Research and development expenses	0	0	0
Sale and marketing expenses	0	0	0
Administrative expenses	0	0	0
Total	0	0	0